ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
(a)Attributable to Limited Partners

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial (Losses) Gains	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2019	$899	$(1,324)	$30	$(82)	$—	$(18)	$968	$473
Other comprehensive income (loss)	175	(287)	7	68	39	(18)	5	(11)
Issuance of BIPC exchangeable shares(1)	—	18	—	—	—	—	—	18
Other items(2),(3),(4)	(59)	31	—	—	—	—	—	(28)
Balance at December 31, 2020	$1,015	$(1,562)	$37	$(14)	$39	$(36)	$973	$452
Other comprehensive income (loss)(5)	31	(168)	(2)	59	98	21	99	138
Equity issuance (6)	(108)	267	(8)	11	(12)	5	(157)	(2)
Other items(7)	(265)	—	—	—	—	—	—	(265)
Balance at December 31, 2021	$673	$(1,463)	$27	$56	$125	$(10)	$915	$323

(b)Attributable to General Partner

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial Gains	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2019	$6	$(9)	$2	$—	$—	$—	$5	$4
Other comprehensive income (loss)	1	(3)	—	1	—	—	—	(1)
Balance at December 31, 2020	$7	$(12)	$2	$1	$—	$—	$5	$3
Other comprehensive (loss) income(5)	—	(1)	—	—	—	—	1	—
Equity issuance(6)	(3)	5	(2)	(1)	1		(1)	(1)
Balance at December 31, 2021	$4	$(8)	$—	$—	$1	$—	$5	$2
(c)Attributable to Non-controlling interest—Redeemable Partnership Units held by Brookfield

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial Losses	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2019	$391	$(546)	$14	$(37)	$(2)	$(4)	$407	$223
Other comprehensive income (loss)	72	(119)	3	28	15	(8)	2	(7)
Issuance of BIPC exchangeable shares,(1)	—	5	—	—	—	—	—	5
Other items(2),(3),(4)	(25)	13	—	—	—	—	—	(12)
Balance at December 31, 2020	$438	$(647)	$17	$(9)	$13	$(12)	$409	$209
Other comprehensive income (loss)(5)	13	(68)	(1)	25	40	8	41	58
Equity issuance(6)	(59)	99	(4)	8	—	(2)	(63)	(21)
Other items(7)	(109)	—	—	—	—	—	—	(109)
Balance at December 31, 2021	$283	$(616)	$12	$24	$53	$(6)	$387	$137
(d) Attributable to Non-controlling interest—BIPC exchangeable shares

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial (Losses) Gains	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2019	$—	$—	$—	$—	$—	$—	$—	$—
Other comprehensive income (loss)	29	51	(6)	22	5	(3)	(11)	87
Issuance of BIPC exchangeable shares,(1)	—	(23)	—	—	—	—	—	(23)
Other items(4)	(2)	—	—	—	—	—	—	(2)
Balance at December 31, 2020	$27	$28	$(6)	$22	$5	$(3)	$(11)	$62
Other comprehensive (loss) income (5)	11	(31)	—	10	15	4	21	30
Equity issuance(6)	165	(348)	13	(19)	10	(3)	209	27
Other items(7)	(42)	—	—	—	—	—	—	(42)
Balance at December 31, 2021	$161	$(351)	$7	$13	$30	$(2)	$219	$77
(e) Attributable to Non-controlling interest—Exchangeable units(8)

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial Gains	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2019	$3	$1	$—	$(1)	$—	$—	$2	$5
Other comprehensive income (loss)	1	(2)	—	1	—	—	—	—
Balance at December 31, 2020	$4	$(1)	$—	$—	$—	$—	$2	$5
Other comprehensive (loss) income(5)	1	(1)	—	—	—	—	1	1
Equity issuance(6)	5	(22)	1	1	1	—	12	(2)
Other items	—	—	—	—	—	—	—	—
Balance at December 31, 2021	$10	$(24)	$1	$1	$1	$—	$15	$4

(1)In relation to the special distribution of BIPC, $23 million of accumulated other comprehensive income was reallocated to BIPC exchangeable shares. Refer to Note 1, Organization and Description of the Business, for further details.
(2)In relation to the partial disposition of a further 33% interest in our Chilean toll road business, $44 million of accumulated other comprehensive loss was reclassified directly to retained earnings in the Consolidated Statements of Partnership Capital. Refer to Note 5, Disposition of Businesses, for further details.
(3)In relation to the disposition of a 17% interest in our Colombian regulated distribution operation, $61 million (net of tax) of revaluation surplus gains were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital. Refer to Note 5, Disposition of Businesses, for further details.
(4)In relation to the disposition of a 11% interest in our Texas electricity transmission operation, $25 million (net of tax) of revaluation surplus gains were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital. Refer to Note 12, Investments in Associates and Joint Ventures, for further details.
(5)On May 24, 2021, Finance Bill 2021 in the U.K. became substantively enacted. As a result, effective April 2023, the U.K. tax rate will increase from 19% to 25%. During the year ended December 31, 2021, net income and accumulated other comprehensive income included $178 million and $90 million of deferred tax expenses, respectively, related to the rate change.
(6)In relation to the issuance of BIPC exchangeable shares and BIPC Exchangeable LP Units in connection with the acquisition of IPL, as well as the issuance of BIPC exchangeable shares, units and Redeemable Partnership Units in November 2021, accumulated other comprehensive income was reallocated between all components of equity. Refer to Note 6, Acquisition of Businesses and Note 27, Partnership Capital, for further details.
(7)In relation to the disposition of our smart meters business in the U.K., a 25% interest in our Canadian district energy operation and a 40% interest in our U.S. district energy operation, $416 million of accumulated other comprehensive (net of tax) of revaluation surplus gains were reclassified directly into retained earnings.
(8)Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.